Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A common stock	Class B Common Stock	Treasury Stock	Additional Paid-in- Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Cinemark USA, Inc.'s Stockholder's Equity	Noncontrolling Interests
Stockholders' equity, Beginning Balance (in shares) at Dec. 31, 2012		2	240	(57)
Stockholders' equity, Beginning Balance at Dec. 31, 2012	$ 1,096,212		$ 49,543	$ (24,233)	$ 1,192,106	$ (94,425)	$ (37,698)	$ 1,085,293	$ 10,919
Share based awards compensation expense	16,046				16,046			16,046
Tax benefit related to stock option exercises and share based award vestings	2,964				2,964			2,964
Purchase of noncontrolling interests' share of Brazilian subsidiary	(5,621)				(4,618)			(4,618)	(1,003)
Dividends paid to parent	(105,150)					(105,150)		(105,150)
Noncash dividends to parent	(4,971)					(4,971)		(4,971)
Dividends paid to noncontrolling interests	(2,917)								(2,917)
Net income	151,921					149,843		149,843	2,078
Other comprehensive loss	(44,203)						(44,121)	(44,121)	(82)
Stockholders' equity, Ending Balance (in shares) at Dec. 31, 2013		2	240	(57)
Stockholders' equity, Ending Balance at Dec. 31, 2013	1,104,281		$ 49,543	$ (24,233)	1,206,498	(54,703)	(81,819)	1,095,286	8,995
Share based awards compensation expense	11,875				11,875			11,875
Tax benefit related to stock option exercises and share based award vestings	2,806				2,806			2,806
Noncontrolling interests' share of acquired subsidiary	346								346
Dividends paid to parent	(115,000)					(115,000)		(115,000)
Dividends paid to noncontrolling interests	(386)								(386)
Net income	195,769					194,380		194,380	1,389
Other comprehensive loss	(62,968)						(62,953)	(62,953)	(15)
Stockholders' equity, Ending Balance (in shares) at Dec. 31, 2014		2	240	(57)
Stockholders' equity, Ending Balance at Dec. 31, 2014	1,136,723		$ 49,543	$ (24,233)	1,221,179	24,677	(144,772)	1,126,394	10,329
Share based awards compensation expense	14,873				14,873			14,873
Tax benefit related to stock option exercises and share based award vestings	2,421				2,421			2,421
Dividends paid to parent	(115,225)					(115,225)		(115,225)
Noncash dividends to parent	(17,935)					(17,935)		(17,935)
Dividends paid to noncontrolling interests	(1,045)								(1,045)
Net income	220,391					218,532		218,532	1,859
Other comprehensive loss	(126,952)						(126,914)	(126,914)	(38)
Stockholders' equity, Ending Balance (in shares) at Dec. 31, 2015		2	240	(57)
Stockholders' equity, Ending Balance at Dec. 31, 2015	$ 1,113,251		$ 49,543	$ (24,233)	$ 1,238,473	$ 110,049	$ (271,686)	$ 1,102,146	$ 11,105